Related Parties (Details) - Schedule of other related party transactions - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Related Party Transactions [Abstract]
Short-term employee benefits		$ 63,867
Share based payment	$ 77,279	$ 703,326